Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - shares	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Series A Convertible Preferred Stock [Member]
Convertible preferred stock (in shares)	0	71
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)	0	202,857
Series B Convertible Preferred Stock [Member]
Convertible preferred stock (in shares)	0	420
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)	0	1,200,000